OTHER COMPREHENSIVE INCOME OR LOSS (Tables)	12 Months Ended
Feb. 29, 2020
Stockholders' Equity Note [Abstract]
Schedule of Changes in the Accumulated Other Comprehensive Income or Loss	Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2019
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5
Cumulative effect of accounting change (1)	16.6	1.2	14.9	—	0.5
Other comprehensive (loss) income before reclassifications	(356.2)	(45.8)	(315.2)	0.3	4.5
Amounts reclassified from Accumulated other comprehensive (loss) income	46.9	35.4	11.5	—	—
Tax benefit (expense)	82.9	5.8	78.3	—	(1.2)

Current-period other comprehensive (loss) income, net	(209.8)	(3.4)	(210.5)	0.3	3.8

Ending AOCI balance	$(118.5)	$—	$(121.7)	$(1.1)	$4.3

(1)	Related to the adoption of ASU
2018-02,
 ”
Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.
” See Note 1—Description of business, basis of presentation and summary of significant accounting policies for additional information.

	Fiscal 2018
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4
Other comprehensive loss before reclassifications	(129.8)	(18.6)	(110.0)	(0.3)	(0.9)
Amounts reclassified from Accumulated other comprehensive (loss) income	(5.6)	(2.3)	(2.7)	—	(0.6)
Tax benefit	35.6	5.4	29.6	—	0.6

Current-period other comprehensive loss, net	(99.8)	(15.5)	(83.1)	(0.3)	(0.9)

Ending AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5